FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended					12 Months Ended					12 Months Ended
	Feb. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Primaeva [Member]	Dec. 31, 2012 Primaeva [Member]	Dec. 31, 2012 Syneron Beauty Inc [Member]	Dec. 31, 2011 Syneron Beauty Inc [Member]	Dec. 31, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	May 30, 2012 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2011 Rakuto Bio Technologies Ltd. (RBT) [Member]	Dec. 31, 2012 Auction Rate Securities [Member]	Dec. 31, 2011 Auction Rate Securities [Member]	Dec. 31, 2012 Investment In Affliate [Member]	Dec. 31, 2011 Investment In Affliate [Member]
Schedule of Cost-method Investments [Line Items]
Investment's, fair value												$ 1,230	$ 1,313	$ 1,000	$ 200
Impairment charge for cost method investment		200	9,387	850								2,813	2,818	200
Contingent consideration				2,409	0	0	0	2,535	6,750	15,240
Acquisition income (expense)					8,956		2,535	(126)	(625)						(9,387)
Intangible asset, fair value		4,281	530						6,750
Impairment of intangible assets	3,370	3,370	123	1,319
Investments in affiliated companies		$ 1,000	$ 200								$ 4,275